SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 employees	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Number of directors who exercised options	3
Common shares, authorized	$ 125,000,000	$ 125,000,000
Share capital, par value (in dollars per share)	$ 1	$ 1
Common shares, authorized (in shares)	125,000,000	125,000,000
Common shares, issued	$ 93,404,000	$ 93,260,000
Common shares, issued (in shares)	93,404,000	93,260,000	85,225,000	79,125,000
Number of officers who exercised options	1